Stockholders' (Deficit) Equity - Preferred Stock Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended				38 Months Ended
	Feb. 24, 2017	Aug. 07, 2015	Aug. 05, 2013	Nov. 16, 2012	Jun. 30, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2012	Sep. 30, 2018	May 07, 2018	Feb. 07, 2018	Feb. 28, 2017	Jun. 27, 2014
Preferred Stock Warrants
Proceeds from the exercise of preferred stock warrants						$ 0	$ 277	$ 0
Convertible Preferred Stock
Preferred Stock Warrants
Warrants Outstanding						396,795	367,598				630,372
Fair Value						$ 157	$ 53				$ 855
Series C convertible preferred stock | Warrants Issued on August 5, 2013
Preferred Stock Warrants
Warrants issued			74,768
Term of warrants			10 years
Value of each warrant (in dollars per warrant)			$ 0.525
Exercise Price			$ 1.07			$ 1.07	$ 1.07				$ 1.07
Warrants Outstanding						74,768	74,768				74,768
Initial Value			$ 39				$ 39
Fair Value						$ 33	$ 11				$ 80
Series C convertible preferred stock | Warrants Issued on November 16, 2012
Preferred Stock Warrants
Exercise Price						$ 1.07	$ 1.07				$ 1.07
Warrants Outstanding						186,916	186,916				186,916
Initial Value				$ 96			$ 96
Fair Value						$ 82	$ 28				$ 200
Series C convertible preferred stock | Five Year Warrants Issued in November 2012
Preferred Stock Warrants
Warrants issued									278,506
Term of warrants									5 years
Value of each warrant (in dollars per warrant)									$ 0.34
Aggregate number of shares called by warrants							258,880
Proceeds from the exercise of preferred stock warrants							$ 277
Exercise Price									$ 1.07
Warrants Outstanding								258,880
Initial Value									$ 94
Series C convertible preferred stock | Ten Year Warrants Issued in November 2012
Preferred Stock Warrants
Warrants issued				186,916
Term of warrants				10 years
Value of each warrant (in dollars per warrant)				$ 0.515
Exercise Price				$ 1.07
Initial Value				$ 96
Series E convertible preferred stock
Preferred Stock Warrants
Warrants issued					76,334
Term of warrants					10 years
Value of each warrant (in dollars per warrant)					$ 1.11
Exercise Price					$ 2.62
Initial Value					$ 85
Series E convertible preferred stock | Warrants Issued on August 7, 2015
Preferred Stock Warrants
Warrants issued		29,580
Term of warrants		10 years
Value of each warrant (in dollars per warrant)		$ 1.13
Exercise Price		$ 2.62				$ 2.62	$ 2.62				$ 2.62
Warrants Outstanding						29,580	29,580				29,580
Initial Value		$ 33					$ 33
Fair Value						$ 8	$ 4				$ 41
Series E convertible preferred stock | Warrants Issued on June 27, 2014
Preferred Stock Warrants
Exercise Price						$ 2.62	$ 2.62				$ 2.62
Warrants Outstanding						76,334	76,334				76,334
Initial Value							$ 85							$ 85
Fair Value						$ 21	$ 10				$ 174
Series F convertible preferred stock
Preferred Stock Warrants
Aggregate number of shares called by warrants												233,577	29,197
Exercise Price						$ 1.37				$ 1.37		$ 1.37	$ 1.37
Adjusted warrants due to dilutive issuance						56,569				56,569
Series F convertible preferred stock | Warrants Issued on February 24, 2017
Preferred Stock Warrants
Warrants issued	29,197
Term of warrants	10 years
Value of each warrant (in dollars per warrant)	$ 0.13
Exercise Price	$ 1.37					$ 1.37					$ 1.37
Warrants Outstanding						29,197					29,197
Initial Value	$ 4
Fair Value						$ 13					$ 40